Document and Entity Information Document	Jan. 27, 2020
Document [Abstract]
Document Type	8-K
Document Period End Date	Jan. 27, 2020
Entity Registrant Name	Graco Inc.
Entity Incorporation, State or Country Code	MN
Entity File Number	001-09249
Entity Tax Identification Number	41-0285640
Entity Address, Address Line One	88 – 11th Avenue Northeast
Entity Address, City or Town	Minneapolis,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55413
City Area Code	(612)
Local Phone Number	623-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GGG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000042888
Amendment Flag	false